Accounts and notes receivable, net	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Accounts receivable, net
3 Accounts and notes receivable, net

	As of
	December 31, 2020	June 30, 2021
	RMB	RMB	US$
Accounts and notes receivable	88,706	77,560	12,012
Less: allowance for doubtful accounts	(43,820)	(39,420)	(6,105)

Total accounts and notes receivable, net	44,886	38,140	5,907

The following table presents the movement in the allowance for doubtful accounts:

	As of
	December 31, 2020	June 30, 2021
	RMB	RMB	US$
Balance at beginning of the period	28,516	43,820	6,787
Provisions	18,732	221	34
Write-offs	(3,428)	(4,621)	(716)

Balance at end of the period	43,820	39,420	6,105